(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income					$ (58,023)	$ 67,823	$ 183,626
Net (loss) income available for common shareholders					$ (58,023)	$ 67,823	$ 180,918
Weighted average number of common shares - basic (in shares)					187,235,377	170,098,572	143,911,452
Dilutive effect of stock-based awards (in shares)					0	242,067	581,481
Weighted average number of common shares - diluted (in shares)					187,235,377	170,340,639	144,492,933
(Loss) earnings per common share:
Basic (in dollars per share)					$ (0.31)	$ 0.40	$ 1.26
Diluted (in dollars per share)					$ (0.31)	$ 0.40	$ 1.25
Proceeds from issuance of common stock, net of offering costs (in shares)			2,155,172
TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired				50.00%
TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired	50.00%	50.00%
Class B | TTOL
(Loss) earnings per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)		13,775,224
Entities Under Common Control
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income					$ 1,304	$ 4,968	$ 6,699
Entities Under Common Control | TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired				50.00%
Entities Under Common Control | SPT Explorer LLC and Navigator Spirit LLC
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income					0	0	2,708
Entities Under Common Control | TTOL
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income					$ 1,300	$ 5,000	$ 4,000
(Loss) earnings per common share:
Percentage of voting interests acquired	50.00%	50.00%
Teekay Corporation | Entities Under Common Control | TTOL
(Loss) earnings per common share:
Percentage of voting interests acquired				50.00%	50.00%		50.00%
Teekay Corporation | Entities Under Common Control | Class B | TTOL
(Loss) earnings per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)	13,800,000			4,220,945